Financial assets at amortised cost	6 Months Ended
Jun. 30, 2019
Financial assets at amortised cost
Disclosure Of Financial Assets At Amortised Cost Explanatory

10.        Financial assets at amortised cost

Half-year to 30 June 2019

(A)Loans and advances to customers

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m

At 1 January 2019	441,531	25,345	5,741	15,391	488,008
Exchange and other adjustments	24	(114)	160	194	264
Additions (repayments)	14,982	(2,815)	(149)	(999)	11,019
Transfers to Stage 1	5,432	(5,417)	(15)		—
Transfers to Stage 2	(12,982)	13,241	(259)		—
Transfers to Stage 3	(741)	(1,069)	1,810		—
	(8,291)	6,755	1,536		—
Recoveries			201	28	229
Financial assets that have been written off			(1,069)	—	(1,069)
At 30 June 2019	448,246	29,171	6,420	14,614	498,451
Allowance for impairment losses	(621)	(953)	(1,558)	(181)	(3,313)
Total loans and advances to customers	447,625	28,218	4,862	14,433	495,138

(B)Loans and advances to banks

At 1 January 2019	6,282	3	—	—	6,285
Exchange and other adjustments	(23)	(2)	—	—	(25)
Transfers to Stage 2	(10)	10	—	—	—
Additions (repayments)	2,113	4	—	—	2,117
At 30 June 2019	8,362	15	—	—	8,377
Allowance for impairment losses	(3)	–	—	—	(3)
Total loans and advances to banks	8,359	15	—	—	8,374

(C)Debt securities

At 1 January 2019	5,238	—	6	—	5,244
Exchange and other adjustments	(6)	—	—	—	(6)
Additions (repayments)	202	—	—	—	202
Assets which have been derecognised	—	—	(2)	—	(2)
Financial assets that have been written off			(1)	—	(1)
At 30 June 2019	5,434	—	3	—	5,437
Allowance for impairment losses	—	—	(3)	—	(3)
Total debt securities	5,434	—	—	—	5,434

Total financial assets at amortised cost	461,418	28,233	4,862	14,433	508,946

Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets

Year ended 31 December 2018

(A)Loans and advances to customers

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	Impaired	Total
	£m	£m	£m	£m	£m

At 1 January 2018	403,881	37,245	5,140	17,973	464,239
Exchange and other adjustments	958	32	—	—	990
Additions (repayments)	34,942	(2,187)	(2,074)	(2,609)	28,072
Transfers to Stage 1	19,524	(19,501)	(23)		—
Transfers to Stage 2	(15,743)	15,996	(253)		—
Transfers to Stage 3	(2,031)	(2,220)	4,251		—
	1,750	(5,725)	3,975		—
Recoveries	—	—	553	27	580
Disposal of businesses	—	(4,020)	(277)	—	(4,297)
Financial assets that have been written off			(1,576)	—	(1,576)
At 31 December 2018	441,531	25,345	5,741	15,391	488,008
Allowance for impairment losses	(525)	(994)	(1,553)	(78)	(3,150)
Total loans and advances to customers	441,006	24,351	4,188	15,313	484,858

(B)Loans and advances to banks

At 1 January 2018	4,245	2	—	—	4,247
Exchange and other adjustments	(29)	1	—	—	(28)
Additions (repayments)	2,066	—	—	—	2,066
At 31 December 2018	6,282	3	—	—	6,285
Allowance for impairment losses	(2)	—	—	—	(2)
Total loans and advances to banks	6,280	3	—	—	6,283

(C)Debt securities

At 1 January 2018	3,291	—	49	—	3,340
Exchange and other adjustments	77	—	(14)	—	63
Additions (repayments)	1,870	—	—	—	1,870
Financial assets that have been written off			(29)	—	(29)
At 31 December 2018	5,238	—	6	—	5,244
Allowance for impairment losses	—	—	(6)	—	(6)
Total debt securities	5,238	—	—	—	5,238

Total financial assets at amortised cost	452,524	24,354	4,188	15,313	496,379

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at 30 June 2019, with the exception of those held within Purchased or originated credit-impaired, which are not transferrable. Net increase and decrease in balances comprise new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before write-off.

Loans and advances to customers include advances securitised under the Group's securitisation and covered bond programmes (see note 12).